PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 1,547,009	$ 1,491,845
Accumulated depreciation	(444,775)	(375,721)
Total net property, plant and equipment	1,102,234	1,116,124
Depreciation	$ 93,970	98,703	$ 54,064
Incremental depreciation charge		(41,100)	$ (29,600)
Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	25 years
Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Land and land improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 548,847	533,027
Land and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Land and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	30 years
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 300,258	284,679
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	50 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 328,006	296,530
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	25 years
Computer software
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 76,997	68,101
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	10 years
Vessels and containers
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 195,218	217,963
Vessels and containers | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Vessels and containers | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	30 years
Machinery and equipment and vessel containers under finance leases
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 47,209	37,706
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 50,474	$ 53,839